CONTRACT ASSETS (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Beginning of the year	$ 104	¥ 733	¥ 562
Provision for expected credit loss, net	501	3,545	171
Disposal of PSTT	(605)	(4,278)
End of the year			¥ 733